Vanguard Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.4%)
	Royal Gold Inc.	968,429	84,941
	NewMarket Corp.	140,878	53,938
	Balchem Corp.	474,594	46,852
*	Element Solutions Inc.	3,154,344	26,370
*	Ingevity Corp.	619,166	21,795
*	Univar Solutions Inc.	1,246,083	13,358
[1]	GrafTech International Ltd.	996,661	8,093
*	PQ Group Holdings Inc.	596,562	6,502
	American Vanguard Corp.	403,511	5,835
*	Coeur Mining Inc.	1,594,574	5,119
	US Silica Holdings Inc.	542,775	977
			273,780
Consumer Goods (5.3%)
	Pool Corp.	562,731	110,729
*	Zynga Inc. Class A	12,571,674	86,116
	Gentex Corp.	3,740,778	82,896
*	Post Holdings Inc.	939,274	77,932
*	Middleby Corp.	830,952	47,264
*	Skechers U.S.A. Inc. Class A	1,984,183	47,104
*	Boston Beer Co. Inc. Class A	122,360	44,975
	Carter's Inc.	651,530	42,825
	WD-40 Co.	202,215	40,615
*	Tempur Sealy International Inc.	720,075	31,474
	Columbia Sportswear Co.	447,427	31,217
	J&J Snack Foods Corp.	224,085	27,114
	Steven Madden Ltd.	1,121,085	26,043
	LCI Industries	353,255	23,608
*	Dorman Products Inc.	411,968	22,769
*	Fox Factory Holding Corp.	539,236	22,648
*	Fitbit Inc. Class A	3,383,601	22,535
	Lancaster Colony Corp.	142,342	20,588
*,1	Beyond Meat Inc.	295,920	19,708
*,1	iRobot Corp.	418,390	17,112
*	Crocs Inc.	966,331	16,418
*	YETI Holdings Inc.	835,449	16,308
*	Gentherm Inc.	481,293	15,113
	Coca-Cola Consolidated Inc.	68,766	14,340
	Reynolds Consumer Products Inc.	375,137	10,943
*	USANA Health Sciences Inc.	175,343	10,128
*	BellRing Brands Inc. Class A	580,578	9,899
*	Welbilt Inc.	1,877,752	9,633

		Shares	Market Value ($000)
*	Cavco Industries Inc.	63,899	9,261
*	Sonos Inc.	964,861	8,182
*	Sleep Number Corp.	400,006	7,664
*,1	National Beverage Corp.	172,894	7,374
	Callaway Golf Co.	693,220	7,085
	Interface Inc. Class A	860,646	6,506
	Inter Parfums Inc.	128,775	5,969
	Medifast Inc.	81,877	5,117
*	American Woodmark Corp.	112,110	5,109
	Oxford Industries Inc.	121,460	4,404
*	elf Beauty Inc.	240,989	2,371
*	GoPro Inc. Class A	875,577	2,294
*,1	Revlon Inc. Class A	80,030	875
			1,020,265
Consumer Services (11.2%)
	Cable One Inc.	76,058	125,040
*	Trade Desk Inc. Class A	589,453	113,764
*	Bright Horizons Family Solutions Inc.	861,127	87,835
*	Liberty Media Corp.-Liberty Formula One Class C	2,861,952	77,931
*	Burlington Stores Inc.	489,253	77,527
	Casey's General Stores Inc.	544,635	72,159
*	Etsy Inc.	1,749,090	67,235
	Dunkin' Brands Group Inc.	1,222,800	64,931
*,1	Chegg Inc.	1,699,743	60,817
*	IAA Inc.	1,970,088	59,024
*	Planet Fitness Inc. Class A	1,210,759	58,964
*	Five Below Inc.	821,803	57,838
*	Madison Square Garden Co. Class A	272,375	57,583
*	Grubhub Inc.	1,352,669	55,094
*	Caesars Entertainment Corp.	8,061,339	54,495
*	Grand Canyon Education Inc.	712,050	54,319
	Churchill Downs Inc.	499,327	51,406
	Dolby Laboratories Inc. Class A	899,114	48,741
	Vail Resorts Inc.	298,596	44,106
*	frontdoor Inc.	1,252,944	43,577
	Strategic Education Inc.	309,112	43,201
	Texas Roadhouse Inc. Class A	976,969	40,349
*	Floor & Decor Holdings Inc. Class A	1,196,034	38,381
	Nexstar Media Group Inc. Class A	648,925	37,462
*,1	Ollie's Bargain Outlet Holdings Inc.	800,492	37,095
	Morningstar Inc.	317,562	36,917
	Wingstop Inc.	434,361	34,619
	Choice Hotels International Inc.	536,132	32,838
*	Stamps.com Inc.	240,165	31,241
	Marriott Vacations Worldwide Corp.	527,926	29,342
*	ServiceMaster Global Holdings Inc.	1,003,408	27,092
*	Simply Good Foods Co.	1,272,267	24,504
[1]	World Wrestling Entertainment Inc. Class A	703,032	23,854
*	National Vision Holdings Inc.	1,171,499	22,750
*	RH	221,352	22,239
*	Cargurus Inc. Class A	1,149,347	21,769
*,1	Carvana Co. Class A	373,022	20,550
	Monro Inc.	464,901	20,367
*	Hilton Grand Vacations Inc.	1,266,547	19,973
*	2U Inc.	893,189	18,953
	Papa John's International Inc.	354,461	18,918
*	Yelp Inc. Class A	981,207	17,691
	Boyd Gaming Corp.	1,143,097	16,483

		Shares	Market Value ($000)
*,1	Shake Shack Inc. Class A	422,332	15,939
	Allegiant Travel Co. Class A	193,410	15,821
	Six Flags Entertainment Corp.	1,188,567	14,905
*,1	Eldorado Resorts Inc.	920,916	13,261
	Jack in the Box Inc.	349,774	12,260
*	WW International Inc.	697,345	11,792
*,1	Stitch Fix Inc. Class A	775,140	9,844
*	Liberty Media Corp.-Liberty Formula One Class A	352,940	9,113
	Red Rock Resorts Inc. Class A	988,605	8,453
*	SeaWorld Entertainment Inc.	756,739	8,339
*	Scientific Games Corp.	827,784	8,029
*	Upwork Inc.	1,155,258	7,451
*	Quotient Technology Inc.	1,066,396	6,932
[1]	Dave & Buster's Entertainment Inc.	456,716	5,974
*,1	ANGI Homeservices Inc. Class A	1,137,624	5,972
	EW Scripps Co. Class A	763,954	5,760
*	Herc Holdings Inc.	181,188	3,707
*	TrueCar Inc.	1,413,976	3,422
*,1	Revolve Group Inc. Class A	202,652	1,751
*	At Home Group Inc.	201,502	407
			2,138,106
Financials (13.9%)
	Equity LifeStyle Properties Inc.	2,557,466	147,003
	CyrusOne Inc.	1,671,871	103,238
	Kilroy Realty Corp.	1,566,220	99,768
	Apollo Global Management Inc. Class A	2,956,763	99,052
	Americold Realty Trust	2,832,543	96,420
	American Homes 4 Rent Class A	3,767,996	87,418
	CubeSmart	2,858,466	76,578
	Douglas Emmett Inc.	2,459,384	75,036
	Healthcare Trust of America Inc. Class A	3,068,439	74,502
	Rexford Industrial Realty Inc.	1,642,995	67,379
	Lamar Advertising Co. Class A	1,272,834	65,271
*,1	Zillow Group Inc. Class C	1,793,058	64,586
	CoreSite Realty Corp.	556,855	64,540
	Hudson Pacific Properties Inc.	2,294,029	58,177
	STORE Capital Corp. Class A	3,129,958	56,715
	American Campus Communities Inc.	2,034,906	56,469
	Erie Indemnity Co. Class A	375,217	55,622
	Healthcare Realty Trust Inc.	1,979,946	55,300
	Terreno Realty Corp.	991,780	51,325
	QTS Realty Trust Inc. Class A	860,912	49,942
	STAG Industrial Inc.	1,966,598	44,288
	FirstCash Inc.	600,657	43,091
	Omega Healthcare Investors Inc.	1,613,989	42,835
	Western Alliance Bancorp	1,366,711	41,835
	Pinnacle Financial Partners Inc.	1,076,500	40,412
*,1	Credit Acceptance Corp.	152,858	39,084
	Physicians Realty Trust	2,788,548	38,872
	Spirit Realty Capital Inc.	1,478,780	38,670
	PS Business Parks Inc.	284,411	38,543
	Essent Group Ltd.	1,384,068	36,456
	CenterState Bank Corp.	1,849,253	31,863
*	Howard Hughes Corp.	605,793	30,605
	JBG SMITH Properties	943,282	30,025
	Paramount Group Inc.	3,025,043	26,620
	Ryman Hospitality Properties Inc.	724,815	25,985
	Virtu Financial Inc. Class A	1,132,433	23,577

		Shares	Market Value ($000)
	Ameris Bancorp	981,012	23,309
	Evercore Inc. Class A	488,805	22,514
*,1	LendingTree Inc.	114,742	21,043
	CareTrust REIT Inc.	1,412,779	20,895
*	Zillow Group Inc. Class A	603,354	20,496
	ServisFirst Bancshares Inc.	671,125	19,677
	Hamilton Lane Inc. Class A	353,037	19,526
*	Cannae Holdings Inc.	551,906	18,483
	Universal Health Realty Income Trust	182,373	18,385
*	Redfin Corp.	1,160,060	17,888
	Towne Bank	963,526	17,430
*	Texas Capital Bancshares Inc.	744,849	16,513
	Kinsale Capital Group Inc.	156,005	16,307
	Houlihan Lokey Inc. Class A	307,223	16,012
	Cohen & Steers Inc.	349,505	15,885
	Sterling Bancorp	1,509,669	15,776
	Pacific Premier Bancorp Inc.	834,095	15,714
	Sabra Health Care REIT Inc.	1,431,056	15,627
	Bank OZK	905,832	15,127
	Simmons First National Corp. Class A	797,864	14,681
*	Axos Financial Inc.	770,906	13,977
	National Storage Affiliates Trust	437,070	12,937
	TFS Financial Corp.	830,417	12,680
	Colony Capital Inc.	7,210,696	12,619
	Independent Bank Group Inc.	507,326	12,013
	Kennedy-Wilson Holdings Inc.	894,099	11,999
	Kite Realty Group Trust	1,237,821	11,722
	Pebblebrook Hotel Trust	966,417	10,524
	National Bank Holdings Corp. Class A	436,275	10,427
	Kearny Financial Corp.	1,143,322	9,821
*	Focus Financial Partners Inc. Class A	419,425	9,651
	Newmark Group Inc. Class A	2,225,543	9,459
*	Marcus & Millichap Inc.	347,480	9,417
	American Assets Trust Inc.	353,800	8,845
*	Green Dot Corp. Class A	341,669	8,675
	Alexander's Inc.	29,953	8,266
	Uniti Group Inc.	1,352,241	8,154
*	St. Joe Co.	481,287	8,076
	Front Yard Residential Corp.	668,844	7,993
[1]	Broadmark Realty Capital Inc.	923,652	6,946
	Retail Opportunity Investments Corp.	813,269	6,742
	RMR Group Inc. Class A	227,147	6,126
	Alexander & Baldwin Inc.	506,178	5,679
	New Senior Investment Group Inc.	1,227,933	3,144
	GAMCO Investors Inc. Class A	77,528	852
			2,665,134
Health Care (24.3%)
	West Pharmaceutical Services Inc.	1,094,655	166,661
*,1	Teladoc Health Inc.	1,070,379	165,919
*	Insulet Corp.	914,322	151,485
*	Masimo Corp.	712,977	126,283
*	Catalent Inc.	2,289,457	118,937
*	Neurocrine Biosciences Inc.	1,362,620	117,935
*	Bio-Rad Laboratories Inc. Class A	311,840	109,319
	Bio-Techne Corp.	563,089	106,773
*	Moderna Inc.	3,457,909	103,564
*	Sarepta Therapeutics Inc.	1,047,599	102,476
	Chemed Corp.	236,539	102,469

		Shares	Market Value ($000)
*	Ionis Pharmaceuticals Inc.	1,873,464	88,577
	STERIS plc	627,657	87,853
*	Amedisys Inc.	476,285	87,417
*	Horizon Therapeutics plc	2,765,254	81,907
*	Novocure Ltd.	1,168,827	78,709
*	PRA Health Sciences Inc.	936,624	77,777
*	Exelixis Inc.	4,497,904	77,454
*	Haemonetics Corp.	750,034	74,748
*	ACADIA Pharmaceuticals Inc.	1,710,050	72,250
*	Repligen Corp.	692,934	66,896
*	Penumbra Inc.	398,899	64,354
*	Avantor Inc.	5,077,498	63,418
*	Acceleron Pharma Inc.	666,171	59,869
*	LHC Group Inc.	419,682	58,839
*	ICU Medical Inc.	290,855	58,686
*	Quidel Corp.	553,630	54,151
*	Wright Medical Group NV	1,878,017	53,805
*	Tandem Diabetes Care Inc.	830,824	53,464
	Bruker Corp.	1,482,763	53,172
*	HealthEquity Inc.	1,041,712	52,700
*	Neogen Corp.	773,296	51,803
	Hill-Rom Holdings Inc.	494,101	49,707
*	Globus Medical Inc. Class A	1,138,428	48,417
*	Guardant Health Inc.	694,871	48,363
*	Syneos Health Inc.	1,224,681	48,277
*	Integra LifeSciences Holdings Corp.	1,079,786	48,234
*	Nektar Therapeutics Class A	2,604,499	46,490
*	Charles River Laboratories International Inc.	361,371	45,609
*	Momenta Pharmaceuticals Inc.	1,674,640	45,550
*	Blueprint Medicines Corp.	758,229	44,341
*	Nevro Corp.	436,112	43,602
*	Global Blood Therapeutics Inc.	846,227	43,234
*	Omnicell Inc.	620,913	40,719
*	NeoGenomics Inc.	1,463,178	40,398
*	Arrowhead Pharmaceuticals Inc.	1,402,163	40,340
*	NuVasive Inc.	770,450	39,031
*	Halozyme Therapeutics Inc.	2,162,446	38,902
*	PTC Therapeutics Inc.	863,640	38,527
*	FibroGen Inc.	1,098,187	38,162
*	Emergent BioSolutions Inc.	647,760	37,479
*	Immunomedics Inc.	2,613,096	35,225
*	Amicus Therapeutics Inc.	3,759,036	34,734
*	Ultragenyx Pharmaceutical Inc.	766,914	34,074
*	Alkermes plc	2,334,336	33,661
*	HMS Holdings Corp.	1,298,343	32,809
*	Agios Pharmaceuticals Inc.	906,963	32,179
*	iRhythm Technologies Inc.	389,797	31,710
*	Arena Pharmaceuticals Inc.	738,859	31,032
*	Natera Inc.	1,028,828	30,721
*	Medpace Holdings Inc.	398,582	29,248
*	MyoKardia Inc.	616,545	28,904
	Ensign Group Inc.	747,699	28,121
*	Bluebird Bio Inc.	573,559	26,361
*	Merit Medical Systems Inc.	773,965	24,186
*	Intercept Pharmaceuticals Inc.	363,905	22,911
*	Xencor Inc.	754,813	22,554
*	Ironwood Pharmaceuticals Inc. Class A	2,202,674	22,225
*	Insmed Inc.	1,320,246	21,164

		Shares	Market Value ($000)
*	Pacira BioSciences Inc.	586,474	19,664
	Cantel Medical Corp.	535,441	19,222
*	Glaukos Corp.	610,873	18,852
*	BioTelemetry Inc.	477,838	18,402
*	Corcept Therapeutics Inc.	1,522,055	18,097
*,1	Ligand Pharmaceuticals Inc.	246,938	17,957
*	Alector Inc.	743,893	17,950
*,1	Allakos Inc.	396,834	17,655
*	Epizyme Inc.	1,077,617	16,714
	Luminex Corp.	597,589	16,452
*	Theravance Biopharma Inc.	692,230	15,997
*	REGENXBIO Inc.	488,896	15,830
*	Heron Therapeutics Inc.	1,267,624	14,882
*	Editas Medicine Inc.	721,191	14,301
*	Inogen Inc.	275,495	14,232
*	Supernus Pharmaceuticals Inc.	734,658	13,217
	Healthcare Services Group Inc.	546,277	13,061
*,1	Allogene Therapeutics Inc.	628,556	12,219
	CONMED Corp.	209,921	12,022
*	Deciphera Pharmaceuticals Inc.	281,283	11,580
*	Adaptive Biotechnologies Corp.	414,325	11,510
*	STAAR Surgical Co.	332,319	10,721
*	Innoviva Inc.	899,191	10,574
*	Shockwave Medical Inc.	300,098	9,957
*,1	Aimmune Therapeutics Inc.	652,808	9,414
*	HealthStream Inc.	379,939	9,100
*	Radius Health Inc.	679,844	8,838
*	Tricida Inc.	367,092	8,076
*,1	OPKO Health Inc.	5,904,926	7,913
*,1	Portola Pharmaceuticals Inc.	1,097,258	7,823
*	Orthofix Medical Inc.	266,889	7,476
*	CorVel Corp.	134,809	7,348
*,1	Intellia Therapeutics Inc.	541,527	6,623
*	Varex Imaging Corp.	282,899	6,425
*	Gossamer Bio Inc.	632,423	6,419
*,1	Esperion Therapeutics Inc.	192,513	6,070
*	Sangamo Therapeutics Inc.	868,447	5,532
*	Natus Medical Inc.	237,401	5,491
*	Bridgebio Pharma Inc.	182,030	5,279
*	Pennant Group Inc.	369,301	5,229
*,1	Tivity Health Inc.	645,089	4,058
*,1	SmileDirectClub Inc. Class A	833,085	3,891
*,1	ZIOPHARM Oncology Inc.	1,547,428	3,791
*	Spectrum Pharmaceuticals Inc.	1,577,323	3,675
*,1	Precigen Inc.	971,160	3,302
*	Atara Biotherapeutics Inc.	362,411	3,084
*,1	Akcea Therapeutics Inc.	207,589	2,969
*	1Life Healthcare Inc.	135,940	2,467
*,1	Clovis Oncology Inc.	380,708	2,421
*	REVOLUTION Medicines Inc.	105,291	2,307
*,1	Rubius Therapeutics Inc.	473,439	2,107
*	Puma Biotechnology Inc.	244,151	2,061
*,1	Progyny Inc.	90,925	1,927
*,1	TherapeuticsMD Inc.	1,705,479	1,808
*	Black Diamond Therapeutics Inc.	60,434	1,508
*	Stoke Therapeutics Inc.	61,235	1,402
*	Option Care Health Inc.	128,389	1,216

		Shares	Market Value ($000)
*,1	Lexicon Pharmaceuticals Inc.	318,427	621
*,1	Vir Biotechnology Inc.	11,837	406
			4,656,016
Industrials (18.9%)
*	Teledyne Technologies Inc.	539,545	160,391
*	Zebra Technologies Corp. Class A	797,869	146,489
*	Fair Isaac Corp.	407,174	125,283
	Graco Inc.	2,470,227	120,374
	Nordson Corp.	765,896	103,450
	Toro Co.	1,574,659	102,495
	Lennox International Inc.	541,721	98,479
	Jack Henry & Associates Inc.	568,320	88,226
	Universal Display Corp.	626,134	82,512
	Genpact Ltd.	2,811,847	82,106
	Watsco Inc.	482,027	76,175
*	Trex Co. Inc.	861,378	69,031
	BWX Technologies Inc.	1,406,027	68,488
*	WEX Inc.	639,149	66,823
*	Berry Global Group Inc.	1,952,820	65,830
*	Euronet Worldwide Inc.	757,560	64,938
*	Axon Enterprise Inc.	877,621	62,109
	National Instruments Corp.	1,844,094	61,003
*	Mercury Systems Inc.	821,649	58,616
	Landstar System Inc.	582,476	55,836
	Exponent Inc.	767,595	55,198
	MAXIMUS Inc.	944,490	54,969
	Woodward Inc.	871,877	51,824
	Cognex Corp.	1,200,449	50,683
	Hexcel Corp.	1,243,956	46,263
	Littelfuse Inc.	342,264	45,665
*	Paylocity Holding Corp.	514,323	45,425
*	SiteOne Landscape Supply Inc.	612,537	45,095
*	Aerojet Rocketdyne Holdings Inc.	1,048,712	43,868
	Tradeweb Markets Inc. Class A	971,706	40,851
*	AMN Healthcare Services Inc.	689,819	39,878
*	RBC Bearings Inc.	351,598	39,657
*	Novanta Inc.	491,461	39,258
	AO Smith Corp.	1,009,976	38,187
*	Clean Harbors Inc.	741,156	38,051
*	Coherent Inc.	357,323	38,023
	Simpson Manufacturing Co. Inc.	590,849	36,621
*	II-VI Inc.	1,272,523	36,267
*	TopBuild Corp.	502,809	36,021
	Eagle Materials Inc.	616,160	35,996
	Air Lease Corp. Class A	1,577,479	34,925
	John Bean Technologies Corp.	468,666	34,808
*	Advanced Disposal Services Inc.	1,059,124	34,739
	FLIR Systems Inc.	993,149	31,672
*	Itron Inc.	556,872	31,090
	AAON Inc.	615,863	29,758
*	Proto Labs Inc.	374,623	28,520
	Armstrong World Industries Inc.	358,509	28,473
*	Saia Inc.	382,254	28,111
	Franklin Electric Co. Inc.	582,338	27,446
*	ASGN Inc.	742,505	26,225
*	Rogers Corp.	273,328	25,808
*	Summit Materials Inc. Class A	1,665,133	24,977
*	ExlService Holdings Inc.	478,784	24,911

		Shares	Market Value ($000)
*	TriNet Group Inc.	620,113	23,353
	Badger Meter Inc.	430,551	23,078
*	Ambarella Inc.	465,492	22,604
	Albany International Corp. Class A	451,453	21,367
	Forward Air Corp.	415,045	21,022
	Insperity Inc.	562,692	20,988
*	AeroVironment Inc.	319,466	19,475
	Advanced Drainage Systems Inc.	656,346	19,323
	Cubic Corp.	462,467	19,104
	Mueller Water Products Inc. Class A	2,330,669	18,669
*	Kirby Corp.	422,371	18,360
*	Masonite International Corp.	367,929	17,458
	Helios Technologies Inc.	424,920	16,113
*	Allegheny Technologies Inc.	1,870,164	15,896
*	Air Transport Services Group Inc.	830,907	15,189
	Covanta Holding Corp.	1,749,361	14,957
	Tennant Co.	256,894	14,887
*	Fabrinet	272,626	14,874
	Lindsay Corp.	159,842	14,638
*	Verra Mobility Corp. Class A	1,883,119	13,445
*,1	Cimpress plc	247,680	13,177
*	Installed Building Products Inc.	310,925	12,397
	Heartland Express Inc.	664,801	12,345
	EnPro Industries Inc.	308,568	12,213
*	FARO Technologies Inc.	255,729	11,380
*	Dycom Industries Inc.	443,453	11,375
*	Livent Corp.	2,163,056	11,356
	Raven Industries Inc.	527,057	11,189
*	Kratos Defense & Security Solutions Inc.	746,659	10,334
*	Parsons Corp.	296,087	9,463
	Comfort Systems USA Inc.	256,833	9,387
*	Evo Payments Inc. Class A	546,335	8,359
	Apogee Enterprises Inc.	371,397	7,732
*	SEACOR Holdings Inc.	284,996	7,683
*	Thermon Group Holdings Inc.	482,790	7,276
*	Veeco Instruments Inc.	724,861	6,937
	Methode Electronics Inc.	257,105	6,795
*	MACOM Technology Solutions Holdings Inc.	342,333	6,480
*,1	Virgin Galactic Holdings Inc.	433,763	6,411
*	Evolent Health Inc. Class A	1,130,353	6,138
*	Vicor Corp.	136,489	6,079
	AZZ Inc.	196,119	5,515
	Quanex Building Products Corp.	494,808	4,988
*	JELD-WEN Holding Inc.	490,431	4,772
	Gorman-Rupp Co.	127,150	3,968
*,1	GreenSky Inc. Class A	831,853	3,178
*,1	Bill.Com Holdings Inc.	79,060	2,704
*	Astronics Corp.	170,454	1,565
*	Mistras Group Inc.	257,728	1,098
			3,615,011
Oil & Gas (1.6%)
	Cabot Oil & Gas Corp.	3,019,415	51,904
*,1	Enphase Energy Inc.	1,265,331	40,858
	Parsley Energy Inc. Class A	4,458,666	25,548
	Cimarex Energy Co.	1,506,171	25,349
	Helmerich & Payne Inc.	1,514,535	23,702
*	First Solar Inc.	545,586	19,674
*	WPX Energy Inc.	6,131,268	18,700

		Shares	Market Value ($000)
*	Chart Industries Inc.	531,274	15,396
*,1	Transocean Ltd.	8,600,354	9,976
*	PDC Energy Inc.	1,480,928	9,197
[1]	Antero Midstream Corp.	4,094,618	8,599
	Cactus Inc. Class A	696,773	8,083
[1]	Core Laboratories NV	656,081	6,784
*,1	Apergy Corp.	1,148,673	6,605
	Patterson-UTI Energy Inc.	2,732,917	6,422
*,1	Matador Resources Co.	1,638,778	4,064
*,1	Callon Petroleum Co.	5,794,273	3,175
	Liberty Oilfield Services Inc. Class A	838,022	2,254
*	Oceaneering International Inc.	728,470	2,142
*	ProPetro Holding Corp.	638,745	1,597
*	Oasis Petroleum Inc.	4,498,161	1,574
*	NexTier Oilfield Solutions Inc.	1,160,690	1,358
*,1	Tellurian Inc.	1,449,563	1,310
*	Newpark Resources Inc.	1,278,333	1,147
*	Centennial Resource Development Inc. Class A	3,046,361	801
*	Exterran Corp.	105,529	507
*,1	Extraction Oil & Gas Inc.	610,022	257
			296,983
Other (0.0%)[2]
*,3	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	1,054,451	928
*,3	First Eagle Private Credit LLC CVR	323,987	78
*,3	Media General Inc. CVR	1,362,047	53
*,3	Clinical Data Care CVR	132,154	—
			1,059
Technology (21.7%)
*	DocuSign Inc. Class A	2,082,845	192,455
*	Tyler Technologies Inc.	577,104	171,146
*	EPAM Systems Inc.	772,966	143,509
*	Coupa Software Inc.	929,608	129,894
*	RingCentral Inc. Class A	553,434	117,278
*	Zendesk Inc.	1,660,348	106,279
	Monolithic Power Systems Inc.	611,085	102,332
*	Guidewire Software Inc.	1,219,626	96,728
*	Aspen Technology Inc.	1,007,190	95,754
*	MongoDB Inc. Class A	695,494	94,963
*	PTC Inc.	1,538,993	94,202
*	Ciena Corp.	2,290,166	91,171
	Entegris Inc.	1,998,420	89,469
*	Proofpoint Inc.	833,696	85,529
*	HubSpot Inc.	600,570	79,990
*	Lumentum Holdings Inc.	1,082,824	79,804
*	Ceridian HCM Holding Inc.	1,486,985	74,453
	Teradyne Inc.	1,242,584	67,311
	MKS Instruments Inc.	807,963	65,809
*	Five9 Inc.	859,323	65,704
*	RealPage Inc.	1,190,956	63,037
*	Smartsheet Inc. Class A	1,462,829	60,722
	LogMeIn Inc.	722,131	60,139
	CDK Global Inc.	1,798,390	59,077
*	Zscaler Inc.	944,429	57,478
*	Cree Inc.	1,589,714	56,371
*	Silicon Laboratories Inc.	640,997	54,748
*	Inphi Corp.	676,088	53,526
*	Everbridge Inc.	499,060	53,080

		Shares	Market Value ($000)
	J2 Global Inc.	683,713	51,176
	Cogent Communications Holdings Inc.	622,140	50,997
	Cabot Microelectronics Corp.	430,622	49,151
*	Alteryx Inc. Class A	498,495	47,442
*	Manhattan Associates Inc.	945,704	47,115
*	Anaplan Inc.	1,464,501	44,316
*	Qualys Inc.	486,275	42,301
*	Pure Storage Inc. Class A	3,415,199	42,007
	Pegasystems Inc.	584,876	41,661
*	Nutanix Inc. Class A	2,561,841	40,477
	Blackbaud Inc.	727,843	40,432
*	Envestnet Inc.	738,155	39,698
*	ACI Worldwide Inc.	1,624,472	39,231
*	Q2 Holdings Inc.	641,498	37,887
*	Acacia Communications Inc.	548,195	36,828
*	Semtech Corp.	980,622	36,773
	Power Integrations Inc.	412,628	36,447
*	New Relic Inc.	783,222	36,216
*	Lattice Semiconductor Corp.	1,970,214	35,109
*	Blackline Inc.	657,013	34,565
*	FireEye Inc.	3,049,919	32,268
*	ViaSat Inc.	862,116	30,967
	Brooks Automation Inc.	1,011,602	30,854
*	Box Inc. Class A	2,068,895	29,047
*	Rapid7 Inc.	655,500	28,403
*	Advanced Energy Industries Inc.	564,358	27,366
*	Varonis Systems Inc.	426,817	27,175
*	Cornerstone OnDemand Inc.	854,089	27,117
*	Appfolio Inc. Class A	242,498	26,905
*	CommVault Systems Inc.	609,318	24,665
*	Diodes Inc.	603,762	24,534
*	Bottomline Technologies DE Inc.	647,514	23,731
*	FormFactor Inc.	1,119,642	22,494
	NIC Inc.	940,640	21,635
*	Cloudera Inc.	2,688,327	21,157
*	Alarm.com Holdings Inc.	539,101	20,976
	InterDigital Inc.	460,465	20,550
*	LivePerson Inc.	883,752	20,105
*	Dynatrace Inc.	832,047	19,836
*	SailPoint Technologies Holding Inc.	1,253,013	19,071
*	Inovalon Holdings Inc. Class A	1,064,864	17,741
*	PROS Holdings Inc.	562,032	17,440
*	Elastic NV	293,908	16,403
*	MicroStrategy Inc. Class A	121,921	14,399
*,1	Altair Engineering Inc. Class A	538,492	14,270
*	Infinera Corp.	2,675,979	14,183
	Switch Inc. Class A	965,058	13,926
	Ubiquiti Inc.	96,389	13,647
*	Cloudflare Inc. Class A	575,839	13,521
*,1	3D Systems Corp.	1,650,492	12,725
*	Yext Inc.	1,248,098	12,718
*	Tenable Holdings Inc.	578,505	12,646
*	MaxLinear Inc. Class A	948,718	11,071
*	SolarWinds Corp.	691,549	10,837
*,1	Livongo Health Inc.	351,932	10,041
*,1	PagerDuty Inc.	449,427	7,766
*	CEVA Inc.	306,364	7,638
*	Fastly Inc. Class A	347,951	6,604

				Shares	Market Value ($000)
*		Eventbrite Inc. Class A		850,415	6,208
*		Virtusa Corp.		197,896	5,620
[1]		Ebix Inc.		338,061	5,132
*		Forrester Research Inc.		151,611	4,432
*		nLight Inc.		395,743	4,151
*		Benefitfocus Inc.		392,251	3,495
*		Sciplay Corp. Class A		336,885	3,209
*		Loral Space & Communications Inc.		191,864	3,118
*		Schrodinger Inc.		67,804	2,924
*		MobileIron Inc.		698,733	2,655
		Plantronics Inc.		250,101	2,516
*		Endurance International Group Holdings Inc.		1,079,090	2,083
*,1		Gogo Inc.		858,059	1,819
*		SecureWorks Corp. Class A		106,326	1,224
*		Casa Systems Inc.		93,728	328
					4,167,133
Telecommunications (0.7%)
*		GCI Liberty Inc. Class A		1,423,007	81,069
		Shenandoah Telecommunications Co.		699,746	34,463
		ATN International Inc.		152,700	8,965
*,1		GTT Communications Inc.		464,371	3,692
*		WideOpenWest Inc.		759,543	3,615
*,1		Globalstar Inc.		8,690,450	2,560
*,1		Intelsat SA		1,159,463	1,774
					136,138
Utilities (0.7%)
		NRG Energy Inc.		1,769,215	48,229
		Ormat Technologies Inc.		601,923	40,726
		TerraForm Power Inc. Class A		1,341,166	21,150
*		Evoqua Water Technologies Corp.		1,287,327	14,431
*		Sunrun Inc.		1,224,295	12,365
*,1		Bloom Energy Corp. Class A		890,906	4,660
*,1		Vivint Solar Inc.		322,009	1,407
					142,968
Total Common Stocks (Cost $19,073,055)					19,112,593
		Coupon
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[4,5]	Vanguard Market Liquidity Fund	0.943%		4,368,723	436,348
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[6]	United States Treasury Bill	1.543%	4/16/20	1,494	1,494
[6]	United States Treasury Bill	1.541%	4/30/20	2,500	2,500
					3,994
Total Temporary Cash Investments (Cost $440,730)					440,342
Total Investments (102.0%) (Cost $19,513,785)					19,552,935
Other Assets and Liabilities—Net (-2.0%)[5,6]					(375,823)
Net Assets (100.0%)					19,177,112
Cost rounded to $000.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $337,331,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $365,114,000 was received for securities on loan, of which $363,838,000 is held in Vanguard Market Liquidity Fund and $1,276,000 is held in cash.
6	Securities with a value of $3,994,000 and cash of $2,078,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2020	568	32,592	827
E-mini S&P Mid-Cap 400 Index	June 2020	40	5,751	(393)
				434

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alteryx Inc.	2/2/21	GSI	19,200	(0.925)	—	(1,118)
Penumbra Inc.	2/2/21	GSI	10,340	(0.925)	146	—
					146	(1,118)
1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,091,826	19,708	1,059	19,112,593
Temporary Cash Investments	436,348	3,994	—	440,342
Total	19,528,174	23,702	1,059	19,552,935

Derivative Financial Instruments
Assets
Swap Contracts	—	146	—	146
Liabilities
Futures Contracts[1]	382	—	—	382
Swap Contracts	—	1,118	—	1,118
Total	382	1,118	—	1,500
1	Represents variation margin on the last day of the reporting period.